Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Effects on Consolidated Balance Sheets

Effects on Consolidated Balance Sheets

The location and amounts of derivative instrument fair values in the consolidated balance sheet are segregated below between designated, qualifying hedging instruments and ones that are not designated for hedge accounting.

(Millions of dollars)	September 30, 2014	September 30, 2013
Asset derivatives-designated for hedge accounting
Interest rate swaps	$3	$—

Asset derivatives-undesignated for hedge accounting
Forward exchange contracts	$20	$13

Total asset derivatives(A)	$23	$13

Liability derivatives-undesignated for hedge accounting
Forward exchange contracts	$14	$7

Total liability derivatives(B)	$14	$7

(A)	All asset derivatives are included in Prepaid expenses, deferred taxes and other.

(B)	All liability derivatives are included in Accrued expenses.

Undesignated Hedges

Undesignated hedges

The location and amount of gains and losses recognized in income on derivatives not designated for hedge accounting for the years ended September 30 were as follows:

Derivatives Not Designated as For Hedge Accounting	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivative (Millions of dollars)
		2014	2013	2012
Forward exchange contracts(A)	Other income (expense), net	$(3)	$(1)	$(7)

(A)	The gains and losses on forward contracts and currency options utilized to hedge the intercompany transactional foreign exchange exposures are largely offset by gains and losses on the underlying hedged items in Other income (expense), net.